Post-employment benefits - Disclosure of Defined Benefit Liability (Asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Pension benefits	€ 1,560	€ 1,169	€ 1,199
Pension defined benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Pension benefits liability	4,190	7,020	7,619
Long service leave	487	536	343
Pension benefits	1,398	1,106	1,155
Long service leave	(46)	199	76
Remeasurements of post employment benefit obligations	€ (3,826)	€ (52)	€ 2,162